Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment, Net
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	December 31,
	2013	2014
Office building	50,201	44,750
Plant and machinery	8,671	12,847
Software application	8,408	8,279
Furniture, fixtures and equipment	4,663	4,621
Leasehold improvements	7,036	4,267
Motor vehicles	703	915

	$79,682	$75,679
Less: accumulated depreciation	(33,621)	(27,086)
Impairment of long-lived assets	(30)	(30)

Construction in progress	$48,251	$95,098
Property, plant and equipment, net	$94,282	$143,661

The Group recorded depreciation expenses of $3,615, $3,645 and $2,620 for the years ended December 31, 2012, 2013 and 2014, respectively. The Group recorded impairment losses of $nil, $30 and $nil for the years ended December 31, 2012, 2013 and 2014, respectively.